Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Grant Policy
The Human Capital & Compensation Committee has adopted an Equity Grant Policy with respect to the issuance of equity awards under our equity plans. Under the Equity Grant Policy, the Human Capital & Compensation Committee approves all equity awards to our executive officers (other than our CEO) and certain other members of senior management, and our Board approves all equity awards to our CEO and to our non-employee directors. The same Committee approves the performance metrics and goals for our Performance Stock Unit (PSU) Award at its regularly scheduled meeting in late February/early March, and the grant date for annual awards to all employees (RSUs and PSUs) is April 1st. The annual awards to our non-employee directors is the date of the Company’s annual meeting of shareholders. In addition to the annual grants, equity awards may be granted “off-cycle” at other times during the year to new hires, for promotions, retention purposes, director appointments or other special circumstances. The Company makes off-cycle grants to new hires on the first day of the month following the date of hire. For 2025 grants, the grant price of equity awards (both RSU and PSU) is the closing price of our common stock on the NYSE on the date of the grant.
We do not schedule our equity grants in anticipation of the release of material non-public information (“MNPI”), nor do we time the release of MNPI based upon grant dates of equity nor do we time disclosure of the MNPI for the purposes of affecting the value of executive compensation.

Award Timing Method
The Human Capital & Compensation Committee has adopted an Equity Grant Policy with respect to the issuance of equity awards under our equity plans. Under the Equity Grant Policy, the Human Capital & Compensation Committee approves all equity awards to our executive officers (other than our CEO) and certain other members of senior management, and our Board approves all equity awards to our CEO and to our non-employee directors. The same Committee approves the performance metrics and goals for our Performance Stock Unit (PSU) Award at its regularly scheduled meeting in late February/early March, and the grant date for annual awards to all employees (RSUs and PSUs) is April 1st. The annual awards to our non-employee directors is the date of the Company’s annual meeting of shareholders. In addition to the annual grants, equity awards may be granted “off-cycle” at other times during the year to new hires, for promotions, retention purposes, director appointments or other special circumstances. The Company makes off-cycle grants to new hires on the first day of the month following the date of hire. For 2025 grants, the grant price of equity awards (both RSU and PSU) is the closing price of our common stock on the NYSE on the date of the grant.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered
We do not schedule our equity grants in anticipation of the release of material non-public information (“MNPI”), nor do we time the release of MNPI based upon grant dates of equity nor do we time disclosure of the MNPI for the purposes of affecting the value of executive compensation.

MNPI Disclosure Timed for Compensation Value	false